Intangible Assets - Disclosure of Reasonably Possible Changes in Key Assumptions (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Goodwill [Line Items]
Value in use estimate, impairment increase sensitivity for GDP growth rate adjustment	£ (19)	£ (31)
Personal Financial Services
Disclosure Of Goodwill [Line Items]
Value in use estimate, increase (decrease) in cash flows	10.00%	5.00%
Increase (decrease) in discount rate applied to cash flow projections	1.00%	1.00%
Increase (Decrease) In GDP Growth Rate Applied To Cash Flow Projections	(10.00%)	(10.00%)
Value in use estimate, impairment increase sensitivity for cash flows adjustment	£ (818)	£ (538)
Value in use estimate, impairment increase sensitivity for discount rate adjustment	£ (663)	£ (887)